Convertible Promissory Notes (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013 D	Jan. 31, 2013 D
Convertible Promissory Notes 1		$ 800,000
Convertible Promissory Notes 2		400,000
Convertible Promissory Notes 3		100,000
Convertible Promissory Notes 4		25,000
Convertible Promissory Notes 5		0.25
Convertible Promissory Notes 6		25,000
Convertible Promissory Notes 7		0.50
Convertible Promissory Notes 8		50,000
Convertible Promissory Notes 9		0.25
Convertible Promissory Notes 10		100,000
Convertible Promissory Notes 11		12.00%
Convertible Promissory Notes 12		$ 0.75
Convertible Promissory Notes 13		60
Convertible Promissory Notes 14		1.00%
Convertible Promissory Notes 15		4.00%
Convertible Promissory Notes 16		90.00%
Convertible Promissory Notes 17		60
Convertible Promissory Notes 18		10,000
Convertible Promissory Notes 19		60
Convertible Promissory Notes 20		90
Convertible Promissory Notes 21		22,100
Convertible Promissory Notes 22		20,940
Convertible Promissory Notes 23		4,890
Convertible Promissory Notes 24		23,208
Convertible Promissory Notes 25		1,148,000
Convertible Promissory Notes 26		948,000
Convertible Promissory Notes 27		448,000
Convertible Promissory Notes 28		$ 0.25
Convertible Promissory Notes 29		500,000
Convertible Promissory Notes 30		$ 0.50
Convertible Promissory Notes 31		200,000
Convertible Promissory Notes 32		200,000
Convertible Promissory Notes 33		125,000
Convertible Promissory Notes 34		$ 0.25
Convertible Promissory Notes 35		75,000
Convertible Promissory Notes 36		$ 0.50
Convertible Promissory Notes 37		237,500
Convertible Promissory Notes 38		38,962
Convertible Promissory Notes 39		38,962
Convertible Promissory Notes 40		0
Convertible Promissory Notes 41		900,000
Convertible Promissory Notes 42		$ 0.25
Convertible Promissory Notes 1	800,000
Convertible Promissory Notes 2	400,000
Convertible Promissory Notes 3	100,000
Convertible Promissory Notes 4	25,000
Convertible Promissory Notes 5	0.25
Convertible Promissory Notes 6	25,000
Convertible Promissory Notes 7	0.50
Convertible Promissory Notes 8	50,000
Convertible Promissory Notes 9	0.25
Convertible Promissory Notes 10	100,000
Convertible Promissory Notes 11	12.00%
Convertible Promissory Notes 12	$ 0.75
Convertible Promissory Notes 13	60
Convertible Promissory Notes 14	1.00%
Convertible Promissory Notes 15	4.00%
Convertible Promissory Notes 16	22,100
Convertible Promissory Notes 17	20,940
Convertible Promissory Notes 18	2,629
Convertible Promissory Notes 19	5,154
Convertible Promissory Notes 20	0
Convertible Promissory Notes 21	0
Convertible Promissory Notes 22	15,123
Convertible Promissory Notes 23	29,370
Convertible Promissory Notes 24	0
Convertible Promissory Notes 25	0
Convertible Promissory Notes 26	1,148,000
Convertible Promissory Notes 27	948,000
Convertible Promissory Notes 28	448,000
Convertible Promissory Notes 29	$ 0.25
Convertible Promissory Notes 30	500,000
Convertible Promissory Notes 31	$ 0.50
Convertible Promissory Notes 32	200,000
Convertible Promissory Notes 33	200,000
Convertible Promissory Notes 34	125,000
Convertible Promissory Notes 35	$ 0.25
Convertible Promissory Notes 36	75,000
Convertible Promissory Notes 37	$ 0.50
Convertible Promissory Notes 38	237,500
Convertible Promissory Notes 39	26,780
Convertible Promissory Notes 40	50,164
Convertible Promissory Notes 41	0
Convertible Promissory Notes 42	0
Convertible Promissory Notes 43	89,126
Convertible Promissory Notes 44	38,962
Convertible Promissory Notes 45	900,000
Convertible Promissory Notes 46	$ 0.25
Convertible Promissory Notes 47	90.00%
Convertible Promissory Notes 48	60
Convertible Promissory Notes 49	10,000
Convertible Promissory Notes 50	60
Convertible Promissory Notes 51	90
Convertible Promissory Notes 52	0.75
Convertible Promissory Notes 53	$ 0.50
Convertible Promissory Notes 54	800,000
Convertible Promissory Notes 55	500,000
Convertible Promissory Notes 56	485,704
Convertible Promissory Notes 57	778,553
Convertible Promissory Notes 58	488,849
Convertible Promissory Notes 59	196,000
Convertible Promissory Notes 60	0.52
Convertible Promissory Notes 61	56,555
Convertible Promissory Notes 62	80,000
Convertible Promissory Notes 63	500,000
Convertible Promissory Notes 64	150,000
Convertible Promissory Notes 65	10.00%
Convertible Promissory Notes 66	1.20
Convertible Promissory Notes 67	60.00%
Convertible Promissory Notes 68	25
Convertible Promissory Notes 69	10.00%
Convertible Promissory Notes 70	5.00%
Convertible Promissory Notes 71	12.00%
Convertible Promissory Notes 72	25.00%
Convertible Promissory Notes 73	25,000
Convertible Promissory Notes 74	265,000
Convertible Promissory Notes 75	166,667
Convertible Promissory Notes 76	1,989
Convertible Promissory Notes 77	1,989
Convertible Promissory Notes 78	0
Convertible Promissory Notes 79	$ 0